Stradley Ronon Stevens & Young, LLP

191 N. Wacker Drive, Suite 1601

Chicago, IL 60602

(312) 964-3500

March 17, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.W.

Washington DC 20549

Re:	Waddell & Reed Advisors Funds (the “Registrant”)
File Nos. 811-09435 and 333-82477

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 47 (the “Amendment”) to Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of revising disclosure to reflect changes to the name and principal investment strategies of Waddell & Reed Advisors Asset Strategy Fund.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectus and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (312) 964-3505 or Alan Goldberg at (312) 964-3503 with any questions.

Sincerely,

/s/ Mark R. Greer
Mark R. Greer, Esq.